Derivative Instruments - Potential Effect of Netting Arrangements, Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Offsetting Liabilities [Line Items]
Fair Value Presented in the Balance Sheets	$ 8.5	$ 41.3
Financial Instruments	(8.5)	(41.3)
Cash Collateral Posted	0.0	0.0
Net Amount	0.0	0.0
Fair Value, derivative liability	806.0	573.7
A
Offsetting Liabilities [Line Items]
Fair Value Presented in the Balance Sheets	4.2	14.9
Financial Instruments	(4.2)	(14.9)
Cash Collateral Posted	0.0	0.0
Net Amount	0.0	0.0
B
Offsetting Liabilities [Line Items]
Fair Value Presented in the Balance Sheets	1.4	17.2
Financial Instruments	(1.4)	(17.2)
Cash Collateral Posted	0.0	0.0
Net Amount	0.0	0.0
F
Offsetting Liabilities [Line Items]
Fair Value Presented in the Balance Sheets	1.3
Financial Instruments	(1.3)
Cash Collateral Posted	0.0
Net Amount	0.0
I
Offsetting Liabilities [Line Items]
Fair Value Presented in the Balance Sheets		8.0
Financial Instruments		(8.0)
Cash Collateral Posted		0.0
Net Amount		0.0
Other
Offsetting Liabilities [Line Items]
Fair Value Presented in the Balance Sheets	1.6	1.2
Financial Instruments	(1.6)	(1.2)
Cash Collateral Posted	0.0	0.0
Net Amount	0.0	0.0
Not Designated as Hedging Instrument
Offsetting Liabilities [Line Items]
Fair Value, derivative liability	799.0	557.4
Embedded derivatives | Not Designated as Hedging Instrument
Offsetting Liabilities [Line Items]
Fair Value, derivative liability	$ 797.5	$ 532.4